LKCM Equity Fund

Schedule of Investments

March 31, 2026 (Unaudited)

COMMON STOCKS - 100.1%	Shares	Value
Aerospace & Defense - 6.0%
BWX Technologies, Inc.	42,000	$8,588,580
FTAI Aviation Ltd.	50,000	12,250,000
RTX Corp.	24,000	4,629,600
TransDigm Group, Inc.	3,000	3,476,880

		28,945,060

Banks - 4.9%
Bank of America Corp.	180,000	8,775,000
JPMorgan Chase & Co.	50,000	14,708,000

		23,483,000

Beverages - 1.5%
Coca-Cola Co.	95,000	7,224,750

Biotechnology - 2.0%
Amgen, Inc.	28,000	9,851,800

Broadline Retail - 1.6%
Amazon.com, Inc. (a)	38,000	7,914,260

Chemicals - 5.3%
Ecolab, Inc.	55,000	14,631,100
Linde PLC	22,000	10,906,720

		25,537,820

Commercial Services & Supplies - 5.9%
Cintas Corp.	64,000	10,824,960
Tetra Tech, Inc.	100,000	3,012,000
Waste Connections, Inc.	90,000	14,619,600

		28,456,560

Construction & Engineering - 4.1%
Fluor Corp. (a)	125,000	5,831,250
Valmont Industries, Inc.	35,000	13,984,950

		19,816,200

Construction Materials - 2.2%
Martin Marietta Materials, Inc.	18,000	10,596,240

Electrical Equipment - 3.4%
Emerson Electric Co.	75,000	9,826,500
Generac Holdings, Inc. (a)	35,000	6,836,550

		16,663,050

Electronic Equipment, Instruments & Components - 3.1%
Teledyne Technologies, Inc. (a)	25,000	15,125,250

Entertainment - 0.7%
Netflix, Inc. (a)	35,000	3,365,250

Financial Services - 1.6%
Mastercard, Inc. - Class A	15,000	7,494,900

Health Care Equipment & Supplies - 2.1%
Alcon AG	60,000	4,521,000
Stryker Corp.	17,000	5,586,030

		10,107,030

Household Products - 0.9%
Procter & Gamble Co.	30,000	4,333,200

Interactive Media & Services - 6.5%
Alphabet, Inc. - Class A	110,000	31,631,600

Life Sciences Tools & Services - 0.9%
Thermo Fisher Scientific, Inc.	9,000	4,423,770

Machinery - 4.7%
Franklin Electric Co., Inc.	85,000	7,834,450
Toro Co.	80,000	7,475,200
Xylem, Inc.	60,000	7,170,000

		22,479,650

Marine Transportation - 2.3%
Kirby Corp. (a)	85,000	11,294,800

Metals & Mining - 1.5%
Wheaton Precious Metals Corp.	55,000	7,205,550

Oil, Gas & Consumable Fuels - 10.3%
Cameco Corp.	90,000	9,774,900
Chevron Corp.	42,500	8,793,250
ConocoPhillips Co.	100,000	13,200,000
Coterra Energy, Inc.	384,000	13,493,760
Range Resources Corporation	100,000	4,518,000

		49,779,910

Pharmaceuticals - 2.1%
Johnson & Johnson	30,000	7,333,200
Pfizer Inc.	100,000	2,808,000

		10,141,200

Semiconductors & Semiconductor Equipment - 5.1%
NVIDIA Corp.	140,000	24,416,000

Software - 10.8%
Microsoft Corp.	70,000	25,911,900
Oracle Corp.	102,935	15,142,768
Trimble, Inc. (a)	170,000	11,089,100

		52,143,768

Specialty Retail - 5.1%
Academy Sports & Outdoors, Inc.	90,000	5,080,500
O’Reilly Automotive, Inc. (a)	120,000	11,077,200
The Home Depot, Inc.	26,500	8,715,585

		24,873,285

Technology Hardware, Storage & Peripherals - 4.7%
Apple Inc.	90,000	22,841,100

Trading Companies & Distributors - 0.8%
United Rentals, Inc.	5,305	3,865,010

TOTAL COMMON STOCKS (Cost $213,490,657)		484,010,013

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%	Shares	Value
Invesco Government & Agency Portfolio - Institutional Class, 3.58% (b)	512,988	512,988

TOTAL MONEY MARKET FUNDS (Cost $512,988)		512,988

TOTAL INVESTMENTS - 100.2% (Cost $214,003,645)		484,523,001
Liabilities in Excess of Other Assets - (0.2)%		(867,716)

TOTAL NET ASSETS - 100.0%		$483,655,285

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a) Non-income producing security.

(b) The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

LKCM Equity Fund (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$484,010,013	$–	$–	$484,010,013
Money Market Funds	512,988	–	–	512,988

Total Investments	$484,523,001	$–	$–	$484,523,001

Refer to the Schedule of Investments for further disaggregation of investment categories.

Sector Classification as of March 31, 2026
(% of Net Assets)
Industrials	$131,520,330	27.2%
Information Technology	114,526,118	23.7
Energy	49,779,910	10.3
Materials	43,339,610	9.0
Communication Services	34,996,850	7.2
Health Care	34,523,800	7.1
Consumer Discretionary	32,787,545	6.7
Financials	30,977,900	6.5
Consumer Staples	11,557,950	2.4
Money Market Funds	512,988	0.1
Liabilities in Excess of Other Assets	(867,716)	(0.2)

	$483,655,285	100.0%